CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.	This filing is made on behalf of Janus Investment Fund (the “Registrant”). The Registrant’s 1933 Act No. is 002-34393 and the Registrant’s 1940 Act No. is 811-01879.

2.	There are no changes to the Prospectuses from the forms of the Prospectuses that were filed in Post-Effective Amendment No. 241 (“PEA No. 241”) on January 27, 2017, pursuant to Rule 485(b) under the 1933 Act for the following funds:

Janus Asia Equity Fund	Janus Forty Fund
– Class A Shares	– Class A Shares
– Class C Shares	– Class C Shares
– Class D Shares	– Class D Shares
– Class I Shares	– Class I Shares
– Class S Shares	– Class N Shares
– Class T Shares	– Class R Shares
Janus Balanced Fund	– Class S Shares
– Class A Shares	– Class T Shares
– Class C Shares	Janus Fund
– Class D Shares	– Class A Shares
– Class I Shares	– Class C Shares
– Class N Shares	– Class D Shares
– Class R Shares	– Class I Shares
– Class S Shares	– Class N Shares
– Class T Shares	– Class R Shares
Janus Contrarian Fund	– Class S Shares
– Class A Shares	– Class T Shares
– Class C Shares	Janus Global Life Sciences Fund
– Class D Shares	– Class A Shares
– Class I Shares	– Class C Shares
– Class N Shares	– Class D Shares
– Class R Shares	– Class I Shares
– Class S Shares	– Class S Shares
– Class T Shares	– Class T Shares
Janus Emerging Markets Fund	Janus Global Real Estate Fund
– Class A Shares	– Class A Shares
– Class C Shares	– Class C Shares
– Class D Shares	– Class D Shares
– Class I Shares	– Class I Shares
– Class N Shares	– Class S Shares
– Class S Shares	– Class T Shares
– Class T Shares	Janus Global Research Fund
Janus Enterprise Fund	– Class A Shares
– Class A Shares	– Class C Shares
– Class C Shares	– Class D Shares
– Class D Shares	– Class I Shares
– Class I Shares	– Class N Shares
– Class N Shares	– Class R Shares
– Class R Shares	– Class S Shares
– Class S Shares	– Class T Shares
– Class T Shares

Janus Global Select Fund	Janus Research Fund
– Class A Shares	– Class A Shares
– Class C Shares	– Class C Shares
– Class D Shares	– Class D Shares
– Class I Shares	– Class I Shares
– Class N Shares	– Class N Shares
– Class R Shares	– Class R Shares
– Class S Shares	– Class S Shares
– Class T Shares	– Class T Shares
Janus Global Technology Fund	Janus Triton Fund
– Class A Shares	– Class A Shares
– Class C Shares	– Class C Shares
– Class D Shares	– Class D Shares
– Class I Shares	– Class I Shares
– Class N Shares	– Class N Shares
– Class S Shares	– Class R Shares
– Class T Shares	– Class S Shares
Janus Growth and Income Fund	– Class T Shares
– Class A Shares	Janus Twenty Fund
– Class C Shares	– Class D Shares
– Class D Shares	– Class T Shares
– Class I Shares	Janus Venture Fund
– Class N Shares	– Class A Shares
– Class R Shares	– Class C Shares
– Class S Shares	– Class D Shares
– Class T Shares	– Class I Shares
Janus International Equity Fund	– Class N Shares
– Class A Shares	– Class S Shares
– Class C Shares	– Class T Shares
– Class D Shares	Perkins Global Value Fund
– Class I Shares	– Class A Shares
– Class N Shares	– Class C Shares
– Class R Shares	– Class D Shares
– Class S Shares	– Class I Shares
– Class T Shares	– Class N Shares
Janus Overseas Fund	– Class S Shares
– Class A Shares	– Class T Shares
– Class C Shares	Perkins International Value Fund
– Class D Shares	– Class A Shares
– Class I Shares	– Class C Shares
– Class N Shares	– Class D Shares
– Class R Shares	– Class I Shares
– Class S Shares	– Class N Shares
– Class T Shares	– Class S Shares
– Class T Shares
(collectively, the “Funds”)

3.	The text of PEA No. 241 has been filed electronically.

DATED: February 1, 2017

JANUS INVESTMENT FUND
on behalf of the Funds

By:	/s/ Kathryn Santoro
Kathryn Santoro
Vice President